Pension and Other Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the three months ended June 30:

	Defined Benefit Pension Plans		Postretirement Benefit Plan		Supplemental Retirement Plans
(Dollars in millions)	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	1	2	—	—	—	—
Less Expected return on plan assets	(2)	(2)	—	—	—	—
Amortization of net actuarial loss (gain)	1	—	—	—	—	—
Amortization of prior service cost	—	—	—	—	—	—
Settlement expense (income)	—	—	—	—	—	—
Net periodic benefit cost	$—	$—	$—	$—	$—	$—
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the six months ended June 30:

	Defined Benefit Pension Plans		Postretirement Benefit Plan		Supplemental Retirement Plans
(Dollars in millions)	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	$3	$3	—	—	—	—
Less Expected return on plan assets	$(4)	$(4)	—	—	—	—
Amortization of net actuarial loss (gain)	$1	$1	—	—	—	—
Amortization of prior service cost	$—	$—	—	—	—	—
Settlement expense (income)	$1	$—	—	—	—	—
Net periodic benefit cost	$1	$—	$—	$—	$—	$—

The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the years ended December 31, 2021 and 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	$5	$7	$7	$—	$—	$—	$1	$1	$1
Expected return on plan assets	$(7)	$(8)	$(7)	$—	$—	$—	$—	$—	$—
Amortization of net actuarial loss (gain)	$2	$3	$2	$(1)	$(1)	$—	$—	$—	$—
Amortization of prior service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Settlement expense (income)	$—	$3	$—	$—	$—	$—		$—	$—
Net periodic benefit cost	$—	$5	$2	$(1)	$(1)	$—	$1	$1	$1